Long-term investments (Details Narrative) - USD ($)	1 Months Ended	5 Months Ended	12 Months Ended
	Apr. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2025	Jan. 30, 2023
Revenue			$ 35,573,432	$ 50,957,974	$ 57,899,096
Total net loss			(11,142,007)	(14,040,769)	(5,625,740)
Income loss from equity method investments			308,681	0
Issuance of ordinary shares for acquisition, amount			10,000,000		18,373,771
Long-term investments, net		$ 40,604,689	40,604,689	0	0
Share of net loss from equity investee			308,681	0	$ 0
Remaining acquisition consideration payable		715,348	715,348	$ 0
Ynong [Member]
Cash payable by entity		6,365,348	6,365,348
Ordinary shares, value		$ 10,000,000	$ 10,000,000
Issuance of ordinary shares for acquisition in exchange			4,500
Common Class A [Member]
Ordinary shares, issued		3,010,000.00	3,010,000.00	75,280,000			10,396,974
Common Class A [Member] | Ynong [Member]
Cash payable by entity	$ 6,365,348	$ 6,365,348	$ 6,365,348			$ 6,365,348
Share issued for acquisition, value	$ 10,000,000
Share issued for acquisition	4,500
Ordinary shares, issued		50,000,000	50,000,000
Ordinary shares, value	$ 10,000,000	$ 10,000,000	$ 10,000,000
Issuance of ordinary shares for acquisition in exchange	4,500
Issuance of ordinary shares for acquisition, amount	$ 24,548,022		24,548,022
Issuance of ordinary shares for acquisition, shares	50,000,000
Long-term investments, net	$ 40,913,370
Purchase of investments			(5,650,000)
Share of net loss from equity investee			308,681	$ 0
Remaining acquisition consideration payable		715,348	$ 715,348
Purchase Agreement [Member]
Description of agreement			pursuant to which the Seller agreed to sell and the Purchaser agreed to purchase 4,500 shares of Ynong ordinary shares (the “Ynong Shares”), of which represents forty-five percent (45%) of the issued and outstanding Ynong ordinary shares to the Purchaser. Ynong directly owns 90% of the issued and outstanding equity of an Indonesian entity, PT Grand Indonesia Forestmates (“PGIF”), and PGIF and two Indonesian citizens, collectively, directly owns 90% and 10%, respectively, of another Indonesian entity, PT Wana Arga Nusantara (“PWAN”), which is the operating business
Cash payable by entity		6,365,348	$ 6,365,348
Assigned receivables		$ 24,548,022	$ 24,548,022
Purchase Agreement [Member] | Class A Ordinary Shares [Member]
Ordinary shares, issued		50,000,000	50,000,000
Ordinary shares, value		$ 10,000,000	$ 10,000,000
Ordinary shares, per share		$ 0.20	$ 0.20
Issuance of ordinary shares for acquisition, amount			$ 24,548,022
Issuance of ordinary shares for acquisition, shares			50,000,000
Equity Methord Investment [Member]
Revenue		$ 0	$ 0
Total net loss			1,181,006
Income loss from equity method investments			$ 308,681